STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividend and interest income	$ 944,976
Net appreciation in fair value of investments	1,844,124
Total investment income	2,789,100
Contributions:
Participant contributions	1,099,453
Rollover contributions	98,902
Total contributions	1,198,355
Total additions	3,987,455
Deductions
Benefits paid to participants	445,504
Administrative expenses	14,624
Total deductions	460,128
Net increase	3,527,327
Net assets available for benefits:
Beginning of year	19,058,635
End of year	$ 22,585,962